Fair Value Measurements - Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - Level 3 of fair value hierarchy [member]
	12 Months Ended
	Oct. 31, 2019 Times Point	Oct. 31, 2018 Times Point
Bottom of range [member] | Market comparable [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Bottom of range [member] | Discounted cash flow [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Inflation rate swap curve	1.00%	1.00%
Bottom of range [member] | Swaption Model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	27.00%	15.00%
Bottom of range [member] | Option model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Funding ratio	60.00%	65.00%
Bottom of range [member] | Option model [member] | Foreign exchange contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	4.00%	7.00%
Bottom of range [member] | Option model [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Price correlation	(19.00%)	1.00%
Quanto correlation	10.00%	(65.00%)
Equity volatility	7.00%	10.00%
Bottom of range [member] | Option model [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Quanto correlation	(66.00%)	(66.00%)
Swaption correlation	44.00%
Bottom of range [member] | Government and government-related securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Bond price equivalent | Point	101	76
Bottom of range [member] | Equity securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%
Price equivalent	79.00%	84.00%
Bottom of range [member] | Equity securities [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	9.00%	6.00%
Bottom of range [member] | Equity securities [member] | EBITDA Multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple	3.5	5.0
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Liquidity discount		50.00%
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	8.00%	8.00%
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | EBITDA Multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple	1.1	0.3
Bottom of range [member] | Non trading financial assets at fair value through profit and loss [member] | Price-based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Net Asset Value	n/a	n/a
Bottom of range [member] | Trading deposits [member] | Swaption Model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	25.00%	15.00%
Bottom of range [member] | Trading deposits [member] | Option model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Price correlation	(19.00%)	1.00%
Quanto correlation	(43.00%)	(85.00%)
Equity volatility	7.00%	8.00%
Bottom of range [member] | Financial liabilities designated at fair value through profit or loss [member] | Option model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Funding ratio	2.00%	2.00%
Top of range [member] | Market comparable [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Top of range [member] | Discounted cash flow [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Inflation rate swap curve	2.00%	2.00%
Top of range [member] | Swaption Model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	325.00%	346.00%
Top of range [member] | Option model [member] | Interest rate contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Funding ratio	75.00%	75.00%
Top of range [member] | Option model [member] | Foreign exchange contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	12.00%	14.00%
Top of range [member] | Option model [member] | Equity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Price correlation	97.00%	96.00%
Quanto correlation	68.00%	68.00%
Dividend yield	8.00%	8.00%
Equity volatility	124.00%	105.00%
Top of range [member] | Option model [member] | Commodity contracts [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Quanto correlation	(46.00%)	(46.00%)
Swaption correlation	56.00%
Top of range [member] | Government and government-related securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Bond price equivalent | Point	158	172
Top of range [member] | Other debt securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Bond price equivalent | Point	113	104
Top of range [member] | Equity securities [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%
Price equivalent	80.00%	117.00%
Top of range [member] | Equity securities [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	9.00%	9.00%
Top of range [member] | Equity securities [member] | EBITDA Multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple	3.5	20.5
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | Market comparable [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
New issue price	100.00%	100.00%
Liquidity discount		50.00%
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount rate	20.00%	40.00%
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | EBITDA Multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Earnings multiple	6.7	5.3
Top of range [member] | Non trading financial assets at fair value through profit and loss [member] | Price-based [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Net Asset Value	n/a	n/a
Top of range [member] | Trading deposits [member] | Swaption Model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Currency specific volatility	325.00%	346.00%
Top of range [member] | Trading deposits [member] | Option model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Price correlation	97.00%	96.00%
Quanto correlation	68.00%	68.00%
Dividend yield	16.00%	13.00%
Equity volatility	96.00%	131.00%
Top of range [member] | Financial liabilities designated at fair value through profit or loss [member] | Option model [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Funding ratio	70.00%	70.00%